Summary of Available for Sale Securities, by Asset Class, in Unrealized Loss Position (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1]	$ 626	$ 234
Net unrealized gains (losses) on available-for-sale securities		(1,588)	550	$ 237
Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year			232
Net unrealized gains (losses) on available-for-sale securities		$ 2,427	$ 775
Fixed maturity securities [Member] | Maximum [Member]
Net Investment Income [Line Items]
Ratio of estimated fair value to amortized cost		80.00%	80.00%
Less than 80.0% [Member] | Fixed maturity securities [Member]
Net Investment Income [Line Items]
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		$ 145	$ 67

[1]	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.